American Century Investments
                                4500 Main Street
                          Kansas City, Missouri 64111

October 5, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:  American Century Municipal Trust
     1933 Act File No. 2-91229
     1940 Act File No. 811-4025

Ladies and Gentlemen:

    Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned hereby certifies that the form of prospectus and statement of additional information that would have been filed under paragraph (b) or (c) of Rule 497 with respect to the above-referenced issuer would not have differed from that contained in Post-Effective Amendment No. 29, filed September 28, 2000, to the issuer's Registration Statement on Form N-1A.

    If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-3335.

Sincerely,

/s/Otis H. Cowan
Otis H. Cowan
Corporate Counsel